STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock	Additional Paid-In Capital	Deficit accumulated During development stage	Total
Beginning Balance, Amount at Jun. 01, 2010
Beginning Balance, Shares at Jun. 01, 2010
Common shares issued for cash at $0.001, Shares	3,000,000
Common shares issued for cash at $0.001, Amount	300	2,700		3,000
Common shares issued for cash at $0.01, Shares	960,000
Common shares issued for cash at $0.01, Amount	96	9,504		9,600
Common shares issued for cash at $0.02, Shares	550,000
Common shares issued for cash at $0.02, Amount	55	10,945		11,000
Net loss			(620)	(620)
Ending Balance, Amount at Nov. 30, 2010	451	23,149	(620)	22,980
Ending Balance, Shares at Nov. 30, 2010	4,510,000
Net loss			(531,414)	(531,414)
Ending Balance, Amount at Nov. 30, 2011	451	23,149	(532,034)	(508,434)
Ending Balance, Shares at Nov. 30, 2011	4,510,000
Net loss			(447,309)	(447,309)
Ending Balance, Amount at Nov. 30, 2012	$ 451	$ 23,149	$ (979,343)	$ (955,743)
Ending Balance, Shares at Nov. 30, 2012	4,510,000